Shareholder Report	6 Months Ended
Jul. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Select Portfolios
Entity Central Index Key	0000320351
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Fidelity Telecom and Utilities Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Telecom and Utilities Fund
Class Name	Fidelity® Telecom and Utilities Fund
Trading Symbol	FIUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Telecom and Utilities Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Telecom and Utilities Fund	$ 36	0.71%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
Net Assets	$ 1,321,669,655
Holdings Count | shares	47
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$1,321,669,655
Number of Holdings	47
Portfolio Turnover	60%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Electric Utilities 50.5 Diversified Telecommunication Services 18.4 Multi-Utilities 16.1 Independent Power and Renewable Electricity Producers 5.1 Commercial Services & Supplies 3.2 Wireless Telecommunication Services 2.7 Electrical Equipment 1.9 Construction & Engineering 1.2 Interactive Media & Services 0.6 Others 0.1 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 99.4 Germany 0.5 Canada 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.4 Germany - 0.5 Canada - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NextEra Energy Inc 10.7 Verizon Communications Inc 9.1 American Electric Power Co Inc 5.9 AT&T Inc 5.7 NRG Energy Inc 5.3 Constellation Energy Corp 4.6 Sempra 4.6 Xcel Energy Inc 4.3 Entergy Corp 4.1 Vistra Corp 3.9 58.2